UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte, 10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2007

Item 1.  Proxy Voting Record
Company Name	Meeting Date	CUSIP	Ticker
Valero, L.P.	Consent Solicitation	91913W104	VLI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To approve the Valero GP, LLC Second Amended and Restated 2000 Long Term Incentive Plan, which incorporates the proposed amendments described in the Consent Solicitation Statement.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
TEPPCO Partners, L.P.	10/26/2006	872384102	TPP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To approve a proposal to revise certain provisions of the partnership agreement that relate to distributions and capital contributions, including reduction of general partner's maximum percentage interest in quarterly distributions from 50% to 5%
Issuer
For	For	2. To approve a proposal to change various voting percentage requirements of the partnership agreement.	Issuer
For	For	3. To approve a proposal to supplement and revise certain provisions of the partnership agreement that relate to conflicts of interest and fiduciary duties.	Issuer
For	For
4.  To approve a proposal to make additional amendments to the partnership agreement to provide for certain registration rights of the general partner, for the maintenance of the separateness of the partnership from any other person or entity and other miscellaneous matters.
Issuer
For	For	5. To approve a proposal to issue units to the general partner as consideration for the IDR Reduction Amendment.	Issuer
For	For	6. To approve a proposal to approve the terms of the EPCO, Inc. 2006 TPP Long -Term Incentive Plan.	Issuer
For	For	7. To approve a proposal to approve the terms of the EPCO, Inc. TPP Employee Unit Purchase Plan.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Crosstex Energy, Inc.	10/26/2006	22765U102	XTXI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To approve a proposal to amend the company's Restated Certificate of Incorporation to increase the authorized shares of capital stock and to clarify liquidation provision applicable to common stock.
Issuer
For	For	2. To approve a proposal to approve the company's Amended and Restated Long-Term Incentive Plan (including the increase in the number of shares available for issuance thereunder).	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Crescent Point Energy Trust	11/27/2006		CPG-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve and adopt the restructuring of the Trust substantially on the terms comtemplated in the plan arrangement related to the acquisition of Mission Oil and Gas.	Issuer
For	For	2. Reappoint Olympia Trust Company as trustee of the Trust for an additional 3 year term.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Kinder Morgan, Inc.	12/19/2006	49455P101	KMI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve and adopt the Agreement and Plan of Merger among Kinder Morgan, Inc. Knight HoldCo, LLC and Knight Acquisition Co, as it may be amended from time to time.	Issuer
For	For	2. Adjourn the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve Proposal #1.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Northland Power Income Fund	1/30/2007		NPI-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To approve a proposed internal reorganization of the Fund and certain of its subsidiaries (the "Reorganization"), each of the transactions contemplated thereby and such amendments to the Fund Trust Indenture which are necessary or desirable to give effect to the Reorganization.
Issuer
For	For
2.  To approve amendments to the Fund Trust Indenture and directions and instructions to the Fund Trustee as to the manner in which the Fund Trustee shall vote theNPIF Commercial Trust ("CT") Units in respect of certain amendments proposed to the CT Trust Indenture modifying the process for determining the amount of cash distributions to be made by the Fund or CT, as the case may be, and extending the time frame in which the Fund Trustee may set the record date for meetings of Unitholders and in which the CT Trustees may set the record date for meetings of unit holders of CT, as the case may be.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Altagas Income Trust	4/26/2007		ALA.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To direct Computershare Trust Company of Canada, as trustee of the Trust, to cause the election of the directors of the General Partner.	Issuer
For	For	2. To appoint Ernst & Young, LLP as auditors of the trust and authorization for the directors of the General Partner to fix their remuneration.	Issuer
For	For	3. To re-appoint Computershare Trust Company of Canada as Trustee for a further three-year term.	Issuer
For	For	4. To approve certain amendments to the Trust's Unit Option Plan to permit amendments without Unitholder approval in certain circumstances.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Enbridge Income Fund	4/30/2007		ENF.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To instruct CIBC Mellon Trust Company, the sole trustee of the Fund, as to how it shall vote the units of Enbridge Commerical Trust (ECT) to elect the trustees of ECT who are unrelated to Enbridge Management Services Inc., the administrator of the Fund.
Issuer
For	For	2. Appointment of Pricewaterhouse Coopers as auditors of the Fund and authorization of the Trustees of ECT to fix their remuneration.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Energy Transfer Partners, L.P.	5/1/2007	29273R109	ETP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve a change in the terms of the Class G Units to provide that each Class G Unit is convertible into one Common Unit and the issuance of additional Common Units upon such conversion.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Enerplus Resources Fund	5/4/2007		ERF.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Nomination of Edwin Dodge, Gordon J. Kerr, Douglas R. Martin, Robert Normand, Glen D. Roane, W.C. Seth, Donald T. West, Harrry Wheeler and Robert L. Zorich as Directors of EnerMark Inc.	Issuer
For	For	2. Appointment of Deloitte & Touche LLP as auditors of the Fund until the next annual general meeting of unitholders at a remuneration to be fixed by the directors of EnerMark Inc.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Spectra Energy Income Fund	5/4/2007		SP.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To appoint Deloitte & Touche LLP as auditors of the Fund and authorize the trustees of Spectra Energy Commercial Trust (CT) to fix their remuneration.	Issuer
For	For	1. To instruct Computershare Trust Company of Canada, the trustee of the Fund, as to how it shall vote the units of CT to elect the independent trustees of CT.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Boralex Power Income Fund	5/15/2007		BPT.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To appoint Ernst & Young as auditor of the Fund and authorization for the trustees of Boralex Power Trust (BPT) to fix their remuneration.	Issuer
For	For
2.  To instruct Computershare Trust Company of Canada, the sole trustee of the Fund, as to how it shall vote the trust units of BPT to elect the independent trustees of BPT, to appoint Ernst & Young as auditor of BPT and to authorize the trustees of BPT to fix their remuneration.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Royal Utilities Income Fund	5/23/2007		RU.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To elect five trustees to serve on the board of trustees of the Fund--James C. Baillie, Ian W. Delaney, Douglas A. Emsley, Ken F. McCready, and Jowdat Waheed.	Issuer
For	For	2. To approve for election seven directors to serve on the board of directors of Prairie Mines and Royalty Ltd.	Issuer
For	For	3. To appoint Deloitte and Touche as the auditor of the Fund and authorize the board of trustees to fix the remuneration.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Tortoise North American Energy Corporation

By (Signature and Title)       /s/ David J. Schulte
 David J. Schulte, Chief Executive Officer and President

Date                     November 29, 2007